GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 34.50%
	Aerospace & Defense - 0.51%
656	General Dynamics Corp.	$145,140
777	Lockheed Martin Corp.	334,079
		479,219
	Air Freight & Logistics - 0.54%
2,796	United Parcel Service, Inc. - Class B	510,382
	Banks - 1.26%
4,006	Citizens Financial Group, Inc.	142,974
12,667	Huntington Bancshares, Inc. (a)	152,384
733	M&T Bank Corp. (a)	116,833
969	PNC Financial Services Group, Inc.	152,879
8,477	Regions Financial Corp.	158,944
5,960	Truist Financial Corp.	282,683
3,973	U.S. Bancorp	182,837
		1,189,534
	Beverages - 2.32%
18,292	Coca-Cola Co.	1,150,749
6,252	PepsiCo, Inc.	1,041,958
		2,192,707
	Biotechnology - 1.61%
5,422	AbbVie, Inc.	830,434
2,831	Amgen, Inc.	688,782
		1,519,216
	Building Products - 0.21%
4,064	Johnson Controls International PLC - ADR	194,584
	Capital Markets - 1.30%
482	BlackRock, Inc.	293,558
3,070	Blackstone, Inc.	280,077
1,233	CME Group, Inc.	252,395
3,459	State Street Corp.	213,247
1,720	T. Rowe Price Group, Inc. (a)	195,409
		1,234,686
	Chemicals - 0.69%
1,335	Air Products & Chemicals, Inc.	321,041
3,779	LyondellBasell Industries NV - Class A - ADR	330,511
		651,552
	Communications Equipment - 0.77%
17,050	Cisco Systems, Inc.	727,012
	Consumer Finance - 0.51%
3,216	Capital One Financial Corp.	335,075
5,365	Synchrony Financial	148,181
		483,256
	Diversified Telecommunication Services - 1.45%
19,758	AT&T, Inc.	414,128
18,923	Verizon Communications, Inc.	960,342
		1,374,470
	Electric Utilities - 1.38%
2,053	American Electric Power Co., Inc.	196,965
966	Eversource Energy	81,598
9,594	NextEra Energy, Inc.	743,151
3,983	Xcel Energy, Inc.	281,837
		1,303,551
	Electrical Equipment - 0.75%
2,839	Eaton Corp. PLC - ADR	357,685
4,481	Emerson Electric Co.	356,419
		714,104
	Food Products - 0.93%
2,670	Archer-Daniels-Midland Co.	207,192
4,249	General Mills, Inc.	320,587
5,705	Mondelez International, Inc. - Class A	354,224
		882,003
	Health Care Equipment & Supplies - 0.48%
5,082	Medtronic PLC - ADR	456,110
	Health Care Providers & Services - 0.48%
4,851	CVS Health Corp.	449,494
	Hotels, Restaurants & Leisure - 1.26%
3,482	McDonald's Corp.	859,636
4,316	Starbucks Corp.	329,699
		1,189,335
	Household Durables - 0.14%
836	Whirlpool Corp. (a)	129,471
	Household Products - 1.95%
5,411	Colgate-Palmolive Co.	433,638
1,680	Kimberly-Clark Corp. (a)	227,052
8,222	Procter & Gamble Co.	1,182,241
		1,842,931
	Industrial Conglomerates - 1.22%
4,342	3M Co.	561,898
3,428	Honeywell International, Inc.	595,821
		1,157,719
	Insurance - 1.23%
5,017	Aflac, Inc.	277,591
3,080	Hartford Financial Services Group, Inc.	201,524
4,622	Progressive Corp.	537,400
865	Travelers Cos., Inc.	146,297
		1,162,812
	IT Services - 1.27%
1,864	Automatic Data Processing, Inc.	391,515
4,581	International Business Machines Corp. (a)	646,791
1,403	Paychex, Inc. (a)	159,760
		1,198,066
	Leisure Products - 0.08%
870	Hasbro, Inc.	71,236
	Machinery - 0.60%
1,277	Cummins, Inc.	247,138
1,091	Illinois Tool Works, Inc.	198,835
1,480	PACCAR, Inc.	121,863
		567,836
	Media - 0.70%
12,270	Comcast Corp. - Class A	481,475
7,199	Paramount Global - Class B (a)	177,671
		659,146
	Metals & Mining - 0.18%
1,669	NUCOR Corp.	174,260
	Multi-Utilities - 1.00%
3,030	Ameren Corp.	273,791
2,068	Consolidated Edison, Inc.	196,667
1,618	DTE Energy Co.	205,082
1,783	Sempra Energy	267,931
		943,471
	Oil, Gas & Consumable Fuels - 0.31%
3,620	Marathon Petroleum Corp.	297,600
	Pharmaceuticals - 4.28%
10,633	Bristol-Myers Squibb Co.	818,741
7,066	Johnson & Johnson	1,254,285
11,042	Merck & Co., Inc.	1,006,699
18,430	Pfizer, Inc.	966,285
		4,046,010
	Road & Rail - 0.39%
1,750	Union Pacific Corp.	373,240
	Semiconductors & Semiconductor Equipment - 2.63%
919	Analog Devices, Inc.	134,257
1,122	Broadcom, Inc.	545,079
14,671	Intel Corp. (a)	548,842
5,067	QUALCOMM, Inc.	647,258
4,021	Texas Instruments, Inc.	617,827
		2,493,263
	Specialty Retail - 1.44%
1,694	Advance Auto Parts, Inc. (a)	293,214
863	Best Buy Co., Inc. (a)	56,259
3,741	Home Depot Inc.	1,026,045
		1,375,518
	Technology Hardware, Storage & Peripherals - 0.23%
6,699	HP, Inc.	219,593
	Tobacco - 0.40%
3,848	Philip Morris International, Inc.	379,952
	Total Common Stocks (Cost $28,741,686)	32,643,339

	INVESTMENT COMPANIES - 35.08%
	Exchange Traded Funds - 35.08%
189,240	Global X MLP ETF	6,977,279
5,863	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	536,406
252,545	Vanguard High Dividend Yield ETF (a)(c)	25,683,826
	Total Investment Companies (Cost $36,349,150)	33,197,511

	SHORT TERM INVESTMENTS - 33.35%
	Money Market Funds - 20.80%
19,682,110	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24%, (b)	19,682,110
Principal Amount
	U.S. Treasury Notes - 9.46%
3,000,000	0.125%, 09/30/2022	2,987,551
3,000,000	0.125%, 11/30/2022 (d)	2,972,756
3,000,000	2.500%, 03/31/2023 (d)	2,993,431
		8,953,738
	U.S. Treasury Bill - 3.09%
3,000,000	0.00%, 06/15/2023	2,922,201
	Total Short Term Investments (Cost $31,624,100)	31,558,049
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.55%
8,088,561	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (b)	8,088,561
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,088,561)	8,088,561

	Total Investments (Cost $104,803,497) - 111.48%	105,487,460
	Liabilities in Excess of Other Assets - (11.48)%	(10,860,233)
	TOTAL NET ASSETS - 100.00%	$94,627,227

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2022.
(c)
Fair Value of the security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(d)	All or poriton of this security is held as collateral for certain options written contracts. The approximate value of the portion on these securities held is $5,470,240.

Glossary of Terms
ADR -	American Depositary Receipt

GuidePath® Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
June 30, 2022

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(68)	$(12,884,300)	Sep-22	$8,738
				$8,738

GuidePath® Growth and Income Fund
Schedule of Options Written (Unaudited)
June 30, 2022

		Put Options
Notional Amount	Number of Contracts	Options on Equities	Value
$3,725,000	10	S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 22, 2022
		Exercise Price: $3,725.00	$(66,680)
3,775,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 15, 2022
		Exercise Price: $3,775.00	(76,370)
3,905,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 15, 2022
		Exercise Price: $3,905.00	(134,590)
3,750,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 29, 2022
		Exercise Price: $3,750.00	(99,050)
3,780,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: August 5, 2022
		Exercise Price: $3,780.00	(122,400)
3,780,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: August 12, 2022
		Exercise Price: $3,780.00	(131,400)
	Total Options Written (Premiums Received $778,125)		$(630,490)